Commitments and Contingencies (Details) - Schedule of future minimum payments under lease commitments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum payments under lease commitments [Abstract]
2022	$ 3,763
2023	3,151
2024	2,345
2025	1,879
2026	1,879
Thereafter	17,109
Total Lease Liabilities	$ 30,126